Note 19 - Segment Information (Tables)	12 Months Ended
Dec. 31, 2017
Notes Tables
Schedule of Revenue from External Customers Attributed to Foreign Countries by Geographic Area [Table Text Block]
	Years Ended December 31
	2017	2016	2015

China	$51,962	$46,784	$45,854
Japan	3,148	2,535	3,759
Taiwan	2,305	3,009	2,274
Korea	1,435	2,257	879
Singapore	905	1,539	1,398
Other	450	437	677

	$60,205	$56,561	$54,841

Schedules of Concentration of Risk, by Risk Factor [Table Text Block]
	Years Ended December 31
	2017	2016	2015

Customer A	15%	8%	9%
Customer B	9%	10%	11%

Long-lived Assets by Geographic Areas [Table Text Block]
	December 31
	2017	2016	2015

Taiwan	$6,145	$5,607	$5,813
U.S.A.	4,015	4,176	4,162
China	3,565	3,920	3,997
Other	30	33	39

	$13,755	$13,736	$14,011